Income Taxes - Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross amount of unrecognized tax benefits as of the beginning of the year	$ 432	$ 140	$ 140
Additions based on tax positions related to the current year	5,622	292	0
Additions based on tax position from prior years	1,338	0	0
Gross amount of unrecognized tax benefits as of the end of the year	$ 7,392	$ 432	$ 140